TRADE AND OTHER RECEIVABLES, NET	12 Months Ended
Mar. 31, 2021
TRADE AND OTHER RECEIVABLES, NET
TRADE AND OTHER RECEIVABLES, NET

7.TRADE AND OTHER RECEIVABLES, NET

(a)Trade and other receivables, net

	As at	As at
	March 31, 2021	March 31, 2020
Trade account receivables, net	$177,244	$241,969
Accrued gas receivable	833	7,224
Unbilled revenue, net	103,986	121,993
Other	46,132	32,721
	$328,195	$403,907

(b)Aging of accounts receivable

Customer credit risk

The lifetime expected credit loss reflects Just Energy’s best estimate of losses on the accounts receivable and unbilled revenue balances. Just Energy determines the lifetime expected credit loss by using historical loss rates and forward-looking factors, if applicable. Just Energy is exposed to customer credit risk on its continuing operations in Alberta, Texas, Illinois (gas), California (gas) and Ohio (electricity). Credit review processes have been implemented to perform credit evaluations of customers and manage customer default. If a significant number of customers were to default on their payments, it could have a material adverse effect on the operations and cash flows of Just Energy. Management factors default from credit risk in its margin expectations for all of the above markets.

In the remaining markets, the LDCs provide collection services and assume the risk of any bad debts owing from Just Energy’s customers for a fee that is recorded in cost of goods sold. Although there is no assurance that the LDCs providing these services will continue to do so in the future, management believes that the risk of the LDCs failing to deliver payment to Just Energy is minimal.

The aging of the trade accounts receivable from the markets where the Company bears customer credit risk was as follows:

	As at March 31, 2021	As at March 31, 2020

Current	$58,737	$83,431
1–30 days	19,415	26,678
31–60 days	3,794	6,513
61–90 days	2,144	5,505
Over 90 days	10,446	35,252
	$94,536	$157,379

(c)Allowance for doubtful accounts

Changes in the allowance for doubtful accounts related to the balances in the table above were as follows:

	As at	As at
	March 31, 2021	March 31, 2020

Balance, beginning of year	$45,832	$182,365
Provision for doubtful accounts	34,260	80,050
Bad debts written off	(61,869)	(138,514)
Foreign exchange	5,140	3,124
Assets classified as held for sale/sold	—	(81,193)
Balance, end of year	$23,363	$45,832